COST OF REVENUE	6 Months Ended
Jun. 30, 2023
COST OF REVENUE

NOTE 13 – COST OF REVENUE

Cost of revenue incurred are comprised of the following:

	June 30, 2023	June, 2022
Salaries and benefits	$262,845	$255,037
Software and other	24,880	13,663
Depreciation	775	1,464
	$288,500	$270,164

BYND CANNASOFT ENTERPRISES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2023

(Expressed in Canadian dollars)

(Unaudited)